Fair Value Measurements (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 25, 2026 USD ($)	Nov. 21, 2025 $ / shares	Sep. 16, 2024	Mar. 29, 2026 USD ($) $ / shares	Dec. 28, 2025 USD ($) $ / shares	Dec. 29, 2024 USD ($)
Fair Value Measurements [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Other noncurrent assets	Other noncurrent assets
Conversion probability of percentage			7.00%
Total estimated value (in Dollars)	$ 8,500			$ 13,900	$ 16,900
Closing share price (in Dollars per share) | $ / shares		$ 1.61			$ 1.61
Capitalized interest (in Dollars)					$ 10,800
Due to related parties (in Dollars)					$ 155,289	$ 145,831
Related Party [Member]
Fair Value Measurements [Line Items]
Due to related parties (in Dollars)						1,300
September 2024 Notes [Member]
Fair Value Measurements [Line Items]
Interest rates					7
November 2025 Note [Member]
Fair Value Measurements [Line Items]
Interest rates					12
SAFE Agreements [Member]
Fair Value Measurements [Line Items]
Conversion probability of percentage				50.00%	50.00%
Discount rate of conversion				50.00%	50.00%
July 2024 Notes [Member]
Fair Value Measurements [Line Items]
Capitalized interest (in Dollars)				$ 9,600	$ 10,800	$ 13,600
Risk-Free Rates [Member]
Fair Value Measurements [Line Items]
Interest rates				3.53
Risk-Free Rates [Member] | September 2024 Notes [Member]
Fair Value Measurements [Line Items]
Interest rates				7
Risk-Free Rates [Member] | November 2025 Note [Member]
Fair Value Measurements [Line Items]
Interest rates				12
Stock Price [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				1.25
Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Interest rates				85.5
Dividend Yield [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				0
Minimum [Member]
Fair Value Measurements [Line Items]
Deferred ambia consideration shares issuable (in Dollars per share) | $ / shares		$ 1.4988		$ 1.4988
Minimum [Member] | Risk-Free Rates [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				3.74
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				52
Minimum [Member] | Option Values [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				0.26
Maximum [Member]
Fair Value Measurements [Line Items]
Deferred ambia consideration shares issuable (in Dollars per share) | $ / shares				$ 2.8102
Maximum [Member] | Risk-Free Rates [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				3.76
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				72
Maximum [Member] | Option Values [Member]
Fair Value Measurements [Line Items]
Deferred consideration shares, measurement input				0.38